Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Intangible Assets Abstract [Abstract]
Goodwill impairment	$ 748,712	$ 0
Measurement period, cash flow projections	5 years
Cost to sell as a percentage of fair value, goodwill	2.50%